Royalty and Other Mineral Interests	12 Months Ended
Sep. 30, 2022
Schedule Of Royalties
Royalty and other mineral interests

7. Royalty and other mineral interests

($)
Balance at September 30, 2020	—
Additions	25,496
Acquisition of Ely	238,864
Depletion	(164)
Foreign currency translation	379
Property option payment received	(30)
Balance at September 30, 2021	264,545
Additions	45,008
Disposal	(10)
Acquisition of Golden Valley & Abitibi (Note 3)	366,102
Depletion	(1,756)
Property option payment received	(1,780)
Impairment	(3,821)
Balance at September 30, 2022	668,288

Option payments received during the year ended September 30, 2022 is $2,230 (2021: $30), of which $1,780 (2021: $30) is deducted from royalties and other mineral interests and $450 (2021: $nil) is presented as revenue. In addition, option payment of $150 (2021: $nil) is settled by marketable securities. All option payments received during the year ended September 30, 2022 are generated from assets located in the U.S.A.

7. Royalty and other mineral interests (continued)

	Cost			Accumulated Depletion			Others					Carrying Amount
	October 1, 2021	Additions	September 30, 2022	October 1, 2021	Depletion	September 30, 2022	Transfer	Disposal	Impairment	Option payments	Total	September 30, 2022
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)

Beaufor	1,235	—	1,235	—	—	—	—	—	—	—	—	1,235
Borden	1,108	2,781	3,889	—	(539)	(539)	—	—	—	—	—	3,350
Cheechoo	—	12,640	12,640	—	—	—	—	—	—	—	—	12,640
Côté	—	16,132	16,132	—	—	—	—	—	—	—	—	16,132
Croinor	5,330	449	5,779	—	—	—	—	—	—	—	—	5,779
Fenelon	41,553	—	41,553	—	—	—	—	—	—	—	—	41,553
Gold Rock	3,275	—	3,275	—	—	—	—	—	—	—	—	3,275
Granite Creek	—	21,768	21,768	—	—	—	—	—	—	—	—	21,768
Hog Ranch	12,879	—	12,879	—	—	—	—	—	—	—	—	12,879
Jerritt Canyon	8,921	—	8,921	(74)	(454)	(528)	—	—	—	—	—	8,393
Lincoln Hill	5,289	—	5,289	—	—	—	132	—	—	—	132	5,421
Malartic	—	318,393	318,393	—	(691)	(691)	—	—	—	—	—	317,702
Marigold	1,261	—	1,261	(84)	—	(84)	—	—	—	—	—	1,177
McKenzie Break	4,010	291	4,301	—	—	—	—	—	—	—	—	4,301
Railroad-Pinion	3,032	—	3,032	—	—	—	—	—	—	—	—	3,032
Rawhide	3,821	—	3,821	—	—	—	—	—	(3,821)	—	(3,821)	—
REN (Net Profit Interest)	21,017	—	21,017	—	—	—	—	—	—	—	—	21,017
REN (Net Smelter Return)	42,365	—	42,365	—	—	—	556	—	—	—	556	42,921
São Jorge	2,274	—	2,274	—	—	—	—	—	—	—	—	2,274
Titiribi	3,010	—	3,010	—	—	—	—	—	—	—	—	3,010
Whistler	2,575	—	2,575	—	—	—	—	—	—	—	—	2,575
Yellowknife	1,870	—	1,870	—	—	—	—	—	—	—	—	1,870
Others	99,884	38,656	138,540	(6)	(72)	(78)	(688)	(10)	—	(1,780)	(2,478)	135,984
Total (1)	264,709	411,110	675,819	(164)	(1,756)	(1,920)	—	(10)	(3,821)	(1,780)	(5,611)	668,288

(1)
Royalty and other mineral interests include non-depletable asset of $480,085 and depletable assets of $188,203.

7. Royalty and other mineral interests (continued)

The following is a summary of selected royalties own by the Company as at September 30, 2022:

Asset	Interest	Jurisdiction
Producing
Borden Mine (1)	0.5% NSR	Ontario, Canada
Canadian Malartic Property (open pit) (1)	3.0% NSR	Québec, Canada
Jerritt Canyon Mine	0.5% NSR	Nevada, USA
Jerritt Canyon Mine (Per Ton Royalty)	$0.15 – $0.40 Per Ton Royalty	Nevada, USA
Marigold Mine (1)	0.75% NSR	Nevada, USA
Granite Creek	10% NPI	Nevada, USA
Isabella Pearl Mine (1)	0.375% Gross Revenue Royalty	Nevada, USA
Key Developing
Beaufor Mine	1.0% NSR	Québec, Canada
Beaufor-Beacon Mill (Per Tonne Royalty (“PTR”))	C$1.25 – C$3.75 PTR	Québec, Canada
Cheechoo Project	2.5% to 4.0% NSR	Québec, Canada
Côté Gold Project (1)	0.75% NSR	Ontario, Canada
Croinor Gold Project	2.75% NSR	Québec, Canada
Fenelon Gold Property	2.0% NSR	Québec, Canada
Gold Rock Project	0.5% NSR	Nevada, USA
Hog Ranch Project	2.25% NSR	Nevada, USA
La Mina Project	2.0% NSR	Colombia
Lincoln Hill Project	2.0% NSR	Nevada, USA
McKenzie Break	2.75% NSR	Québec, Canada
Canadian Malartic - Odyssey Project (1) (underground)	3.0% NSR	Québec, Canada
Railroad-Pinion Project (1)	0.44% NSR	Nevada, USA
REN - Carline Mines	1.5% NSR	Nevada, USA
REN - Carline Mines (NPI)	3.5% NPI	Nevada, USA
Rodeo Creek	2.0% NSR	Nevada, USA
São Jorge Project	1.0% NSR	Brazil
Swanson	2.75% NSR	Québec, Canada
Tonopah West	3.0% NSR	Nevada, USA
Whistler Project	1.0% NSR	Alaska, USA

Note:

(1)
Royalty applies to only a portion of the property.

Côté Gold Project

On March 1, 2022, the Company completed the acquisition of an existing 0.75% NSR royalty on a portion of the Côté Gold Project, located in Ontario Canada, and owned by IAMGOLD Corporation, as the operator, and Sumitomo Metal Mining Co., Ltd. The Company paid a total consideration of $15,832 at closing which comprised of $15,000 in cash and the issuance of 207,449 GRC Shares with fair value of $832. In addition, the Company issued an additional 50,000 GRC Shares to third parties in connection with certain acknowledgement in connection with the transaction.

Nevada Gold Mines

On September 27, 2022, the Company completed the acquisition from Nevada Gold Mines LLC ("NGM"), a joint venture between Barrick Gold Corporation and Newmont Corporation, of a royalty portfolio consisting of:

•
a 10% NPI royalty on Granite Creek Mine operated by i-80 Gold Corp., payable after 120,000 oz of gold or equivalent is cumulatively produced from the project;
•
a 2.0% NSR royalty on the Bald Mountain Mine operated by Kinross Gold Corporation ("Kinross"), payable after 10 million ounces of gold have been produced from the properties; and

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in thousands of United States dollars unless otherwise stated)

7. Royalty and other mineral interests (continued)

Nevada Gold Mines (continued)

•
a 1.25% NSR on the Bald Mountain Joint Venture Zone also operated by Kinross.

The purchase consideration was satisfied by the issuance of 9,393,681 GRC Shares to NGM with fair value of $21,512 at closing.

Eldorado Project

On January 14, 2022, Nevada Select Royalty, Inc., a wholly owned subsidiary of the Company, granted an option to a third party to purchase 100% of its right, title, and interest in its Eldorado Project for a 3.0% NSR and $2,000 cash payments, of which $75 has been received. The balance of the cash payments is due as follows:

•
$125 on or before January 14, 2023.
•
$400 on or before January 14, 2024 and January 14, 2025 and;
•
$500 on or before January 14, 2026 and January 14, 2027.

The option will be in effect during the term of the agreement from the grant date to the first to occur of (a) the exercise of the option, (b) the termination of this option agreement, or (c) 5 years from January 14, 2022.

Monarch Mining Projects

On July 23, 2021, the Company entered into a definitive agreement with Monarch Mining Corporation ("Monarch") to acquire a portfolio of gold royalty interests, including a C$2.50 per tonne royalty on material processed through Monarch's Beacon mill originating from the Beaufor mine operations, a 2.5% NSR on each of Monarch's Croinor Gold, McKenzie Break and Swanson properties, and a 1% NSR on Monarch's Beaufor property. The consideration was approximately $12 million (C$15 million), of which approximately $9 million (C$11.25 million) was paid on closing and approximately $3 million (C$3.75 million) is payable upon the 6-month anniversary of closing. Monarch has the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights may only be exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days.

On April 6, 2022, the Company completed a royalty financing transaction with Monarch. Pursuant to the definitive agreement, the Company provided $3,587 (C$4.5 million) in additional royalty financing to Monarch in exchange for increasing the rate on the Company's existing royalties and provided an additional $799 (C$1 million) in equity financing to Monarch by participating in its marketed private placement (Note 5). Pursuant to the definitive agreement, among other things:

•
the existing C$2.50 PTR on material from the Beaufor Mine through the Beacon Mill is increased to C$3.75 per tonne on material from the Beaufor Mine and C$1.25 per tonne on material from the McKenzie Break, Croinor Gold, and Swanson properties;
•
the existing 2.50% NSR royalties on Monarch's McKenzie Break, Croinor Gold, and Swanson properties is increased to a 2.75% NSR over the properties;
•
Monarch's existing 1.25% NSR royalty buyback rights on the McKenzie Break, Croinor Gold, and Swanson properties is extinguished; and
•
the Company retains pre-emptive rights on any future PTRs on the Beacon Mill and retains a right of first refusal on the creation of any additional NSR properties over the McKenzie Break, Croinor Gold, and Swanson properties.

On September 27, 2022, Monarch announced that it had suspended its operations at the Beaufor Mine due to financial and operational challenges. Monarch further disclosed that the mine has been put on care and maintenance for an undetermined period. Monarch has not disclosed the timing or plans for a potential restart of the mine. The Company considered the suspension of operations at the Beaufor Mine an indicator of impairment and conducted an impairment analysis to estimate the recoverable amount. No impairment charge has been recorded as a result of this assessment.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in thousands of United States dollars unless otherwise stated)

7. Royalty and other mineral interests (continued)

Rawhide

During the year ended September 30, 2022, mining operations at the Rawhide mine were suspended due to working capital constraints. Accordingly, the Company recognized an impairment charge of $3,821 (2021: $nil) on the Rawhide royalty.

GoldMining Projects

On November 27, 2020, the Company entered into a royalty purchase agreement with GoldMining, the Company's former parent, pursuant to which GoldMining caused its applicable subsidiaries to create and issue to the Company NSR royalties ranging from 0.5% to 2.0% on 17 gold properties and transfer to the Company certain buyback rights held by its subsidiaries. The purchase consideration with a fair value of $13,076 was satisfied by the issuance of 15,000,000 GRC Shares.